Share Based Compensation (Summary Of Stock Option Activity) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,060,000
Share options and non-vested equity shares granted to date	811,020	873,048
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	5,043,316
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	1.00
Exercise price	2.02
Share options and non-vested equity shares granted to date	7,099,500
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	1.15
Exercise price	2.38
Share options and non-vested equity shares granted to date	1,620,000
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	2.38
Exercise price	3.75
Share options and non-vested equity shares granted to date	100,000
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	4.09
Exercise price	8.75
Share options and non-vested equity shares granted to date	3,946,500
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	10.33
Exercise price	22.00
Share options and non-vested equity shares granted to date	3,060,000
January 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	12.75
Share options and non-vested equity shares granted to date	2,720,000
March 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	14.00
Fair value of common shares	14.00
Share options and non-vested equity shares granted to date	152,000
July 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	13.75
Fair value of common shares	13.75
Share options and non-vested equity shares granted to date	278,500
October 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.65
Fair value of common shares	12.65
Share options and non-vested equity shares granted to date	3,200
May 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	12.75
Share options and non-vested equity shares granted to date	205,548
June 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	15.13
Fair value of common shares	15.13
Share options and non-vested equity shares granted to date	316,200
May 2010 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	21.75
Fair value of common shares	21.75
Share options and non-vested equity shares granted to date	556,848
June 2011[Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	25.11
Fair value of common shares	25.11
Share options and non-vested equity shares granted to date	811,020